DESCRIPTION OF THE PLAN (Details) - EBP 002			12 Months Ended
	Dec. 31, 2024 USD ($)	Jan. 01, 2021	Dec. 31, 2025 USD ($) year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Enrollment period			30 days
Automatic deferral rate, annual increase			1.00%
Matching percentage			50.00%
Participant compensation matched, percentage			6.00%
Non-elective contribution, percentage		5.00%
Annual vesting percentage			0.20
Maximum vesting age | year			65
Forfeited nonvested account, decrease from administrative expense and employer contribution			$ 976,844
Forfeited nonvested account	$ 147,552		$ 115,813	$ 147,552
In-service withdrawals age | year			59.5
Maximum borrowing, to total account, percentage			50.00%
Maximum borrowing amount			$ 50,000
Basis spread on variable rate			1.00%
Primary residence, borrowing term			10 years
Noble International, LLC
EBP, Description of Plan [Line Items]
Matching percentage	100.00%
Participant compensation matched, percentage	4.00%
Non-elective contribution, percentage				4.00%
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate			3.00%
Maximum annual compensation to total earnings, percentage			1.00%
Participant loan, interest rate			4.25%
General loan, borrowing term			1 year
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate			6.00%
Maximum annual compensation to total earnings, percentage			75.00%
Participant loan, interest rate			9.50%
General loan, borrowing term			5 years